Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss for the period	£ (12,295)	£ (18,848)
Adjustments for:
Income tax credit	(3,226)	(3,287)
Amortization and depreciation	470	444
Finance income	(163)	(59)
Interest expense on lease liabilities	5	10
Share-based payments	2,741	3,615
Net foreign exchange (gains) losses	(4,283)	759
Cash flows from (used in) operations before changes in working capital	(16,751)	(17,366)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	295	424
Increase (decrease) in trade payables	312	(560)
(Decrease) increase in payroll taxes, social security and accrued expenditure	(1,524)	269
Movements in working capital	(917)	133
Cash used in operations	(17,668)	(17,233)
Net income tax received	0	4,302
Net cash used in operating activities	(17,668)	(12,931)
Cash flows from investing activities
Interest received	161	58
Payments for property, plant and equipment	(10)	(37)
Payments for intangible assets	(276)	(319)
Net cash used in investing activities	(125)	(298)
Cash flows from financing activities
Payments for lease liabilities	(148)	(148)
Proceeds from issue of share capital	1	198
Net cash (used in) from financing activities	(147)	50
Net decrease in cash and cash equivalents	(17,940)	(13,179)
Cash and cash equivalents at beginning of period	60,264	87,356
Effect of exchange rate changes on cash and cash equivalents	4,204	(756)
Cash and cash equivalents at end of period	£ 46,528	£ 73,421